Other Liabilities	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Liabilities

Note 12: Other Liabilities

A summary of “Other liabilities” as of December 31, 2016 and 2015 is as follows:

	2016	2015
	(in millions)
Advances on buy-back agreements	$2,429	$2,147
Warranty and campaign programs	940	908
Marketing and sales incentive programs	1,182	1,166
Tax payables	714	528
Accrued expenses and deferred income	634	595
Accrued employee benefits	633	572
Legal reserves and other provisions	355	389
Contract reserve	407	396
Restructuring reserve	30	51
Other	681	736
Total	$8,005	$7,488

Warranty and Campaign Program

As described in “Note 2: Summary of Significant Accounting Policies,” CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the basic warranty and campaign program accrual for the years ended December 31, 2016 and 2015 are as follows:

	2016	2015
	(in millions)
Balance, beginning of year	$908	$1,020
Current year additions	806	738
Claims paid	(706)	(723)
Currency translation adjustment and other	(68)	(127)
Balance, end of year	$940	$908

Advance on Buy-back Agreements

As described in “Note 2: Summary of Significant Accounting Policies,” the initial sale price received for new vehicle sales with a buy-back commitment by Commercial Vehicles is recognized as Advances on buy-back agreements. The difference between the initial sale price and the buy-back price is recognized as rental revenue on a straight-line basis over the term of the operating lease. The balance of Advances on buy-back agreements at December 31, 2016 and 2015 represented a sum of the deferred rental revenue and the guaranteed buy-back price.

Restructuring Provision

The Company incurred restructuring costs of $44 million, $84 million and $184 million for the years ended December 31, 2016, 2015, and 2014, respectively. These costs were as follows:

•

In 2016, Commercial Vehicles recorded $34 million mainly due to actions to reduce selling, general and administrative expenses and business support costs as a result of the transition to CNH Industrial’s regional structure and costs related to the completion of manufacturing product specialization programs. Agricultural Equipment recorded $9 million, mainly as a result of footprint rationalization actions included in the Efficiency Program of the Company.

•

In 2015, Commercial Vehicles recorded $44 million mainly due to actions to reduce SG&A and business support costs as a result of the transition to CNH Industrial’s regional structure and costs related to the completion of manufacturing product specialization programs. Construction Equipment and Agricultural Equipment recorded $19 million and $18 million, respectively, mainly as a result of footprint rationalization actions included in the efficiency program of the Company launched in 2014.

•

In 2014, Commercial Vehicles recorded $102 million mainly due to actions put in place to reduce SG&A and business support costs as a result of the transition to CNH Industrial’s regional structure. Construction Equipment recorded $39 million mainly due to the realignment of the dealer network in EMEA as a result of the re-positioning of the Case and New Holland brand offerings and the announced closure of an assembly plant in Calhoun, Georgia. Agricultural Equipment recorded $43 million primarily for the planned closure of a 60% owned joint venture in China.

The following table sets forth restructuring activity for the years ended December 31, 2016, 2015 and 2014:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2014	$69	$1	$7	$77
Restructuring charges	118	32	34	184
Reserves utilized: cash	(74)	—	(8)	(82)
Reserves utilized: non-cash	(13)	(26)	(24)	(63)
Currency translation adjustments	(14)	(1)	(6)	(21)
Balance at December 31, 2014	$86	$6	$3	$95
Restructuring charges	66	—	18	84
Reserves utilized: cash	(112)	(3)	(1)	(116)
Reserves utilized: non-cash	(5)	—	—	(5)
Currency translation adjustments	(5)	2	(4)	(7)
Balance at December 31, 2015	$30	$5	$16	$51
Restructuring charges	56	(1)	(11)	44
Reserves utilized: cash	(55)	—	(4)	(59)
Reserves utilized: non-cash	—	—	(3)	(3)
Currency translation adjustments	(8)	3	2	(3)
Balance at December 31, 2016	$23	$7	$-	$30

In an effort to drive incremental structural improvements to its cost base, the Company intends to undertake additional restructuring actions during 2017 as part of its Efficiency Program. The estimated 2017 expense of approximately $100 million is projected to result in incremental savings of $60 million in 2017 and approximately $80 million on an annualized basis thereafter.